Advances From Federal Home Loan Bank (FHLB) And Other Borrowings Federal Home Loan Bank Advance Prepayments (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Debt Disclosure [Abstract]
Payments for Federal Home Loan Bank Advances		$ 30,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	$ 0	$ 589,023	$ 0